Other assets	12 Months Ended
Dec. 31, 2023
Assets [abstract]
Other assets
17. Other assets

	2023	2022
Current -
Interest receivable	$18,037	$10,554
Other	14,190	6,489
	32,227	17,043
Non-current -
Guarantee deposits	4,605	5,493
Deposits for litigation	9,231	8,300
Other	3,212	3,212
	17,048	17,005
	$49,275	$34,048
Guarantee deposits are mainly amounts paid to suppliers, as required at the inception of the agreements.
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).